TAXATION - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax (benefit) expense:
Bermuda	$ 0	$ 0	$ 0
Foreign	(2,131)	(158)	6,413
Deferred tax expense (benefit):
Bermuda	0	0	0
Foreign	2,121	(2,702)	1,441
Income tax (benefit) expense for the year	$ (10)	$ (2,860)	$ 7,854